Disclosure of detailed information about exploration and evaluation assets (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Exploration and evaluation assets, beginning balance	CAD 109,446,920
Impairment	(87,749)	CAD (964,858)
Exploration and evaluation assets, ending balance	152,412,555	109,446,920
Acquisition costs [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	22,793,390	21,629,432
Additions	3,636,542	1,163,958
Properties transferred to IsoEnergy		0
Exploration and evaluation assets, ending balance	26,429,932	22,793,390
Deferred exploration costs [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	86,653,530	43,507,081
Expense arising from exploration for and evaluation of mineral resources	39,416,842	44,111,307
Properties transferred to IsoEnergy		0
Impairment	(87,749)	(964,858)
Exploration and evaluation assets, ending balance	125,982,623	86,653,530
Deferred exploration costs [Member] | Drilling [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	21,764,192	26,203,084
Deferred exploration costs [Member] | General exploration [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,300,042	2,411,751
Deferred exploration costs [Member] | Geological and geophysical [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	6,409,853	8,207,716
Deferred exploration costs [Member] | Labour and wages [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	4,901,854	3,906,313
Deferred exploration costs [Member] | Share-based payments [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	3,309,791	3,036,207
Deferred exploration costs [Member] | Travel [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	731,110	346,236
Rook 1 Property [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	77,238,110
Exploration and evaluation assets, ending balance	113,173,036	77,238,110
Rook 1 Property [Member] | Acquisition costs [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	230,807	220,713
Additions	4,270	10,094
Properties transferred to IsoEnergy		0
Exploration and evaluation assets, ending balance	235,077	230,807
Rook 1 Property [Member] | Deferred exploration costs [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	77,007,303	37,803,918
Expense arising from exploration for and evaluation of mineral resources	35,930,656	39,203,385
Properties transferred to IsoEnergy		0
Impairment	0	0
Exploration and evaluation assets, ending balance	112,937,959	77,007,303
Rook 1 Property [Member] | Deferred exploration costs [Member] | Drilling [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	20,592,799	24,989,860
Rook 1 Property [Member] | Deferred exploration costs [Member] | General exploration [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,163,554	2,283,418
Rook 1 Property [Member] | Deferred exploration costs [Member] | Geological and geophysical [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	5,206,266	5,333,676
Rook 1 Property [Member] | Deferred exploration costs [Member] | Labour and wages [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	4,391,456	3,542,893
Rook 1 Property [Member] | Deferred exploration costs [Member] | Share-based payments [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,952,316	2,779,787
Rook 1 Property [Member] | Deferred exploration costs [Member] | Travel [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	624,265	273,751
Other Athabasca Basin Properties [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	5,443,186
Impairment	(87,749)	(964,858)
Exploration and evaluation assets, ending balance	6,399,904	5,443,186
Other Athabasca Basin Properties [Member] | Acquisition costs [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	1,124,277	1,274,966
Additions	333,330	53,864
Properties transferred to IsoEnergy		(204,553)
Exploration and evaluation assets, ending balance	1,457,607	1,124,277
Other Athabasca Basin Properties [Member] | Deferred exploration costs [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	4,318,909	3,409,339
Expense arising from exploration for and evaluation of mineral resources	711,137	2,016,108
Properties transferred to IsoEnergy		(141,680)
Impairment	(87,749)	(964,858)
Exploration and evaluation assets, ending balance	4,942,297	4,318,909
Other Athabasca Basin Properties [Member] | Deferred exploration costs [Member] | Drilling [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	3,297	16,061
Other Athabasca Basin Properties [Member] | Deferred exploration costs [Member] | General exploration [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	25,885	8,873
Other Athabasca Basin Properties [Member] | Deferred exploration costs [Member] | Geological and geophysical [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	681,955	1,991,174
Other Athabasca Basin Properties [Member] | Deferred exploration costs [Member] | Labour and wages [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Other Athabasca Basin Properties [Member] | Deferred exploration costs [Member] | Share-based payments [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Other Athabasca Basin Properties [Member] | Deferred exploration costs [Member] | Travel [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
IsoEnergy Properties [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	26,765,624
Exploration and evaluation assets, ending balance	32,839,615	26,765,624
IsoEnergy Properties [Member] | Acquisition costs [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	21,438,306	0
Additions	3,298,942	1,100,000
Properties transferred to IsoEnergy		20,338,306
Exploration and evaluation assets, ending balance	24,737,248	21,438,306
IsoEnergy Properties [Member] | Deferred exploration costs [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	5,327,318	0
Expense arising from exploration for and evaluation of mineral resources	2,775,049	2,891,814
Properties transferred to IsoEnergy		2,435,504
Impairment	0	0
Exploration and evaluation assets, ending balance	8,102,367	5,327,318
IsoEnergy Properties [Member] | Deferred exploration costs [Member] | Drilling [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,168,096	1,197,163
IsoEnergy Properties [Member] | Deferred exploration costs [Member] | General exploration [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	110,603	119,460
IsoEnergy Properties [Member] | Deferred exploration costs [Member] | Geological and geophysical [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	521,632	882,866
IsoEnergy Properties [Member] | Deferred exploration costs [Member] | Labour and wages [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	510,398	363,420
IsoEnergy Properties [Member] | Deferred exploration costs [Member] | Share-based payments [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	357,475	256,420
IsoEnergy Properties [Member] | Deferred exploration costs [Member] | Travel [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources	106,845	72,485
Radio property [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	0
Exploration and evaluation assets, ending balance		0
Radio property [Member] | Acquisition costs [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	0	20,133,753
Additions		0
Properties transferred to IsoEnergy		(20,133,753)
Exploration and evaluation assets, ending balance		0
Radio property [Member] | Deferred exploration costs [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning balance	CAD 0	2,293,824
Expense arising from exploration for and evaluation of mineral resources		0
Properties transferred to IsoEnergy		(2,293,824)
Impairment		0
Exploration and evaluation assets, ending balance		0
Radio property [Member] | Deferred exploration costs [Member] | Drilling [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources		0
Radio property [Member] | Deferred exploration costs [Member] | General exploration [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources		0
Radio property [Member] | Deferred exploration costs [Member] | Geological and geophysical [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources		0
Radio property [Member] | Deferred exploration costs [Member] | Labour and wages [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources		0
Radio property [Member] | Deferred exploration costs [Member] | Share-based payments [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources		0
Radio property [Member] | Deferred exploration costs [Member] | Travel [Member]
Statement [Line Items]
Expense arising from exploration for and evaluation of mineral resources		CAD 0